INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS AND GOODWILL
Schedule Of Intangible Assets
In Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Patents	Non-Compete Agreements	Goodwill	Total
Cost
At December 31, 2021	$610	$1,759	$2,211	$4,300	$1,190	$20,054	$30,124
Acquired through business combinations (Note 8)	-	1,160	3,357	240	-	24,869	29,626
Impairment	-	-	-	-	-	(16,000)	(16,000)
At June 30, 2022	$610	$2,919	$5,568	$4,540	$1,190	$28,923	$43,750

Accumulated Amortization
At December 31, 2021	$129	$26	$35	$48	$66	$-	$304
Additions	82	169	306	297	198	-	1,052
At June 30, 2022	$211	$195	$341	$345	$264	$-	$1,356

Foreign Currency translation	(18)	-	(21)	-	-	(257)	(296)
Net book value at June 30, 2022	$381	$2,724	$5,206	$4,195	$926	$28,666	$42,098

Schedule Of Goodwill
In Thousands of United States dollars	Pharmaceuticals and nutraceuticals	Vessel	JustCBD	Total
As at December 31, 2021	$379	$19,675	$-	$20,054
Acquired through business combinations (Note 8)	-	-	24,612	24,612
Impairment	-	(16,000)	-	(16,000)
As at June 30, 2022	$379	$3,675	$24,612	$28,666